Long-Term Debt - Additional Information - USD Term Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 1,924,124,000	$ 1,777,507,000		$ 963,000,000
Repayment of long-term debt	100,804,000	86,609,000	84,666,000
Teekay Tangguh Joint Venture [Member]
Debt Instrument [Line Items]
Partnership interest owned	69.00%	69.00%
U.S. Dollar-denominated Term Loan due through 2018 [Member] | Term Loan One [Member]
Debt Instrument [Line Items]
Long-term debt	93,595,000	103,207,000
Reference rate for the variable rate of the debt instrument	LIBOR
Bullet repayments of term loan per vessel	50,700,000
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.75%
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
Debt instrument collateral, description	This loan facility is collateralized by first-priority mortgages on the five vessels to which the loan relates, together with certain other related security and is guaranteed by the Partnership.
U.S. Dollar-denominated Term Loan due through 2018 [Member] | Term Loan Two [Member]
Debt Instrument [Line Items]
Long-term debt	116,667,000	125,000,000
Reference rate for the variable rate of the debt instrument	LIBOR
Bullet repayments of term loan per vessel	83,300,000
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.80%
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
Debt instrument collateral, description	This loan facility is collateralized by a first-priority mortgage on the one vessel to which the loan relates, together with certain other related security and is guaranteed by the Partnership.
U.S. Dollar-denominated Term Loan due through 2018 [Member] | Term Loan Three [Member]
Debt Instrument [Line Items]
Long-term debt	125,667,000
Reference rate for the variable rate of the debt instrument	LIBOR
Bullet repayments of term loan per vessel	95,300,000
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.75%
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
Debt instrument collateral, description	This loan facility is collateralized by a first-priority mortgage on the one vessel to which the loan relates, together with certain other related security, and is guaranteed by the Partnership.
U.S. Dollar-denominated Term Loan one due through 2021 [Member] | Teekay Tangguh Joint Venture [Member]
Debt Instrument [Line Items]
Long-term debt	285,274,000	297,956,000
Debt instrument collateral, description	This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other security and is guaranteed by the Partnership.
U.S. Dollar-denominated Term Loan one due through 2021 [Member] | Tranche One Term Loan Facility [Member] | Teekay Tangguh Joint Venture [Member]
Debt Instrument [Line Items]
Reference rate for the variable rate of the debt instrument	LIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.30%
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
U.S. Dollar-denominated Term Loan one due through 2021 [Member] | Tranche Two Term Loan Facility [Member] | Teekay Tangguh Joint Venture [Member]
Debt Instrument [Line Items]
Reference rate for the variable rate of the debt instrument	LIBOR
Bullet repayments of term loan per vessel	95,000,000
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.63%
U.S. Dollar-denominated Term Loan two due through 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	95,560,000	102,372,000
Debt instrument collateral, description	This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other related security and is guaranteed by Teekay Corporation.
U.S. Dollar-denominated Term Loan two due through 2021 [Member] | Tranche One Term Loan Facility [Member]
Debt Instrument [Line Items]
Reference rate for the variable rate of the debt instrument	LIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.30%
Frequency of paying U.S. Dollar-denominated Term Loans	Semi-annual payments
U.S. Dollar-denominated Term Loan two due through 2021 [Member] | Tranche Two Term Loan Facility [Member]
Debt Instrument [Line Items]
Reference rate for the variable rate of the debt instrument	LIBOR
Bullet repayments of term loan per vessel	20,000,000
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.70%
Frequency of paying U.S. Dollar-denominated Term Loans	Every six months
U.S. Dollar-denominated Term Loan one due through 2026 [Member] | Teekay Nakilat Corporation [Member]
Debt Instrument [Line Items]
Long-term debt	450,000,000
Reference rate for the variable rate of the debt instrument	LIBOR
Bullet repayments of term loan per vessel	155,400,000
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	1.85%
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
Debt instrument collateral, description	The new term loan is collateralized by first-priority mortgages on the three vessels, together with certain other related security and certain guarantees from the Teekay Nakilat Joint Venture.
Partnership interest owned	70.00%
Unsecured Debt [Member] | Teekay Nakilat Corporation [Member]
Debt Instrument [Line Items]
Long-term debt		13,282,000
Repayment of long-term debt	$ 13,282,000